Fair Value of Financial Instruments - Narrative (Details) (Preferred Stock Warrant Liability [Member])	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility rate	82.00%	82.00%
Risk free interest rate	0.30%	0.30%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	1 year 8 months 14 days	1 year 2 months 29 days
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	1 year 11 months 21 days	1 year 8 months 28 days